Inventories, Net (Details) - HKD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Inventories [Member]
Inventories, Net (Details) [Line Items]
Inventory write-down expense	$ 1,094,853	$ 426,816